Capital stock - Additional Information (Details)													12 Months Ended
	Oct. 08, 2024	Aug. 22, 2024 shares	Aug. 16, 2024 shares	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Aug. 31, 2024 CAD ($) shares	Aug. 31, 2023 CAD ($) shares employee	Aug. 31, 2024 $ / shares	Aug. 31, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 31, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Disclosure of classes of share capital [line items]
Number of Voting Common Shares issued to third parties in exchange for services													7,545	2,229
Number of Voting Common Shares value issued to third parties in exchange for services | $													$ 1,262,934	$ 1,670,415
Number of Voting Common Shares issued upon exercises of stock option														426
Number of former employees | employee														2
Number of warrants to purchase voting common shares issued				1,023	2,763	3,662	3,659	2,826	3,520	4,108	371	1,125	2,763	17,775
Total cash consideration price, net of transaction costs | $													$ 1,781,194	$ 12,012,591
Net transaction costs | $													$ 246,298	$ 1,225,676
Warrants exercise term				5 years	3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years	3 years	3 years
Stock Issued During Period Shares Exchange Of Warrants			41,858
Exercise price of warrants | (per share)				$ 141.75	$ 546.75	$ 546.75	$ 546.75	$ 568.35	$ 568.35	$ 568.35	$ 1,080.00	$ 1,687.50			$ 546.75		$ 191.23	$ 141.75	$ 191.23	$ 734.40	$ 568.35	$ 724.95	$ 722.25	$ 761.40	$ 765.45	$ 760.05	$ 1,457.03	$ 2,276.61
Number of shares converted		1
Ratio to the conversion of stock split	9	15
Additional voting common shares		16,800
Pre-funded warrants
Disclosure of classes of share capital [line items]
Number of warrants to purchase voting common shares issued													1
Stock Issued During Period Shares Exchange Of Warrants			475										475
Exercise price of warrants | $ / shares																$ 0.001
Series A Convertible Preferred Shares
Disclosure of classes of share capital [line items]
Shares issued upon conversion of convertible preferred stock			21,169										11,642
Number of shares converted													650